USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2023 (unaudited)

Besides the following listed Commodity Futures Contracts, United States Treasury Obligations and Money Market Funds of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at March 31, 2023.

The following Commodity Futures Contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2023:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts
LME Aluminum Futures LA, June 2023 contracts	3	$192,182	Jun-23	$(11,394)	(0.5)%
LME Nickel Futures LN, June 2023 contracts	2	336,450	Jun-23	(50,502)	(2.2)%
LME Zinc Futures LX, June 2023 contracts	1	78,144	Jun-23	(5,025)	(0.2)%
SGX Iron Ore Futures 62% SC, June 2023 contracts	3	36,140	Jun-23	1,075	0.0	%(a)
ICE ECX EMISSION Futures MO, December 2023 contracts	2	172,914	Dec-23	24,877	1.1%
	11	815,830		(40,969)	(1.8)%
United States Contracts
COMEX Silver Futures SI, May 2023 contracts	1	112,180	May-23	8,600	0.4%
COMEX Copper Futures HG, May 2023 contracts	2	204,087	May-23	638	0.0	%(a)
CME Cobalt Fastmarket Futures CV, May 2023 contracts	5	198,416	May-23	(8,267)	(0.4)%
CME Cobalt Fastmarket Futures CV, June 2023 contracts	5	198,416	Jun-23	(9,921)	(0.4)%
CME Cobalt Fastmarket Futures CV, July 2023 contracts	5	214,399	Jul-23	(25,574)	(1.1)%
CME Lithium LiOH Futures LF, November 2023 contracts	4	252,000	Nov-23	(47,480)	(2.0)%
CME Lithium LiOH Futures LF, December 2023 contracts	3	195,000	Dec-23	(42,000)	(1.8)%
	25	1,374,498		(124,004)	(5.3)%
Total Open Commodity Futures Contracts(b)	36	$2,190,328		$(164,973)	(7.1)%

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2023 (unaudited) (continued)

	Shares	Market Value	% of Total Net Assets
Common Stocks
Australia
Allkem Ltd.(c)	2,038	$16,358	0.7%
Iluka Resources Ltd.	923	6,600	0.3%
Lynas Rare Earths Ltd.(c)	3,099	13,218	0.6%
Pilbara Minerals Ltd.	2,443	6,512	0.3%
Syrah Resources Ltd.(c)	19,213	$23,842	1.0%
		66,530	2.9%
Belgium
Umicore SA	199	6,762	0.3%
China
Chengxin Lithium Group Co. Ltd. – Class A	2,300	11,560	0.5%
China Northern Rare Earth Group High-Tech Co. Ltd. – Class A	700	2,661	0.1%
China Rare Earth Resources And Technology Co. Ltd. – Class A(c)	1,500	7,378	0.3%
CMOC Group Ltd. – Class H	30,000	18,160	0.8%
CNNC Hua Yuan Titanium Dioxide Co. Ltd. – Class A	2,400	2,269	0.1%
Ganfeng Lithium Group Co. Ltd. – Class H	3,400	21,186	0.9%
GCl Technology Holdings Ltd.(c)	34,000	8,800	0.4%
Guangzhou Tinci Materials Technology Co. Ltd. – Class A	600	3,671	0.2%
Ningbo Shanshan Co. Ltd. – Class A	300	754	0.0	%(a)
Shanghai Putailai New Energy Technology Co. Ltd. – Class A	1,500	10,926	0.5%
Shenghe Resources Holding Co. Ltd. – Class A	2,400	4,950	0.2%
Shenzhen Capchem Technology Co. Ltd. – Class A	500	3,564	0.1%
Shenzhen Dynanonic Co. Ltd. – Class A	200	5,532	0.2%
South Manganese Investment Ltd.(c)	28,000	1,766	0.1%
Tianqi Lithium Corp. – Class H(c)	1,400	9,447	0.4%
Tongwei Co. Ltd. – Class A	900	5,103	0.2%
Xinte Energy Co. Ltd. – Class H	7,600	19,589	0.8%
Youngy Co. Ltd. – Class A(c)	1,300	14,369	0.6%
		151,685	6.4%
France
Eramet SA	73	7,645	0.3%
Germany
SGL Carbon SE(c)	7,270	71,967	3.1%
Wacker Chemie AG	151	24,583	1.0%
		96,550	4.1%
Japan
Nippon Carbon Co. Ltd.	1,100	34,002	1.5%
Resonac Holdings Corp.	2,900	47,768	2.0%
Toho Titanium Co. Ltd.	100	1,666	0.1%
		83,436	3.6%
Netherlands
AMG Advanced Metallurgical Group NV	90	3,845	0.2%
Norway
Elkem ASA(c)	6,698	22,754	1.0%

South Korea
Ecopro BM Co. Ltd.	37	$6,412	0.3%
L&F Co. Ltd.	34	8,243	0.4%
		14,655	0.7%
United States
Albemarle Corp.	100	22,104	0.9%
Livent Corp.(c)	1,100	23,892	1.0%
MP Materials Corp.(c)	500	14,095	0.6%
Tronox Holdings PLC	500	7,190	0.3%
		67,281	2.8%
Total Common Stocks
(Cost $515,468)		$521,143	22.3%

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2023 (unaudited) (continued)

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
4.58%, 4/27/2023	500,000	$498,357	21.3%
4.40%, 5/23/2023	500,000	496,649	21.3%
4.65%, 6/06/2023	320,000	317,251	13.6%
4.70%, 6/13/2023	150,000	148,555	6.3%
4.81%, 7/25/2023	40,000	39,398	1.7%
Total Treasury Obligations
(Cost $1,500,210)		$1,500,210	64.2%
United States – Money Market Funds
Invesco Government & Agency Portfolio, Institutional Shares, 4.73%(d)
(Cost $74)	74	$74	0.0	%(a)
Total Investments
(Cost $2,015,752)		$1,856,454	79.5%
Other Assets in Excess of Liabilities		479,285	20.5%
Total Net Assets		$2,335,739	100.0%

(a)	Position represents less than 0.05%.
(b)	Collateral amounted to $479,847 on open commodity futures contracts.
(c)	Non-income producing security.
(d)	Reflects the 7-day yield at March 31, 2023.

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2023 (unaudited) (continued)

Summary of Investments by Country^
United States	77.6%
China	7.5
Germany	4.8
Japan	4.1
Australia	3.3
Norway	1.1
South Korea	0.7
France	0.4
Belgium	0.3
Netherlands	0.2
100.0%

Summary of Investments by Sector^
Government	74.2%
Basic Materials	21.8
Industrial	2.1
Energy	1.9
Money Market Fund	0.0
100.0%

^	As a percentage of total investments.